18. Transactions with Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Balance, beginning of year	$ 5,998,756	$ 7,015,993
Loans - New Principal Officers/Directors	0	67,458
New loans to existing Officers/Directors	36,354,194	26,240,945
Retirement of Director	0	(175,388)
Repayment	(35,289,237)	(27,150,252)
Balance, end of year	$ 7,063,713	$ 5,998,756	$ 7,015,993